Commitments - Summary of Amounts Recognized in the Statement of Profit or Loss (Detail) - USD ($) $ in Thousands				12 Months Ended
	Nov. 29, 2024	Nov. 13, 2024	Feb. 22, 2024	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Commitments [Line Items]
Depreciation Of Right-Of Use-Assets				$ 3,254	$ 3,019	$ 2,405
Interest expense on lease liabilities				1,382	1,243	1,807
Principal Paid On Lease				3,229	2,156	1,652
Fondo Inmobiliario Colombia [Member]
Commitments [Line Items]
Depreciation Of Right-Of Use-Assets				48	0	0
Interest expense on lease liabilities				$ 94	$ 0	$ 0
COLOMBIA | Patria Asset Management S.A. (“PAM”) [Member] | Fondo Inmobiliario Colombia [Member]
Commitments [Line Items]
Lease contract period			5 years
UNITED KINGDOM | Patria Investments UK Ltd. [Member] | Grosvenor Stow Limite [Member] | Bottom of range
Commitments [Line Items]
Lease contract period		5 years
UNITED KINGDOM | Patria Investments UK Ltd. [Member] | Grosvenor Stow Limite [Member] | Top of range
Commitments [Line Items]
Lease contract period		7 years
BRAZIL | Platam Investments Brazil Ltda. [Member] | Transformacao Infraestrutura S.A [Member]
Commitments [Line Items]
Lease contract period	5 years